Stockholders' deficiency (Detail Textuals 7) (USD $)									1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010	Jan. 25, 2013 DelMar Pharmaceuticals, Inc	Jan. 25, 2013 DelMar Pharmaceuticals (BC) Ltd.	Jan. 25, 2013 Canadian Residents	Jan. 25, 2013 Exchange Agreement	Jan. 25, 2013 Voting and Exchange Trust Agreement
Stockholders Equity Note [Line Items]
Preferred stock special voting shares issued										1
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares outstanding	1
Preferred stock, shares issued	1
Common stock, shares authorized		unlimited	unlimited
Common stock, shares authorized	200,000,000
Common stock, par value (in dollars per share)	$ 0.001
Common stock, issued	30,635,009	13,050,000	9,059,375			3,250,007	13,070,000
Common stock, outstanding	30,635,009	13,050,000	9,059,375	8,256,250		3,250,007	13,070,000	8,729,583
Number of shares acquired									13,070,000